Financial risk management and financial instruments - Summary of Liquidity Position in Terms of Available Cash and Cash Equivalents and Short Term Investments (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Liquidity Risk [Line Items]
Short term investments	€ 4,209	€ 2,667
Liquidity Position
Disclosure Of Liquidity Risk [Line Items]
Short term investments	4,209	2,667
Cash equivalents	3,525	3,550
Cash at bank and on hand	1,733	1,231
Liquidity position	€ 9,467	€ 7,448